Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Income Taxes Disclosure [Line Items]
Income tax benefit	$ 197	$ (48)	$ 122	$ 13
Net operating loss carryforwards and credit carryforwards related to stock options			1,900
Increase in valuation allowance			5,100	$ 10,400
Unrecognized tax benefit that would impact effective tax rate if recognized			1,700
Federal
Income Taxes Disclosure [Line Items]
Net operating loss carryforwards			80,100
Tax credits			4,800
State
Income Taxes Disclosure [Line Items]
Net operating loss carryforwards			35,600
Tax credits			3,900
Acquisition of Authy
Income Taxes Disclosure [Line Items]
Income tax benefit			$ (100)